Segment Reporting - Interests (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($) item
Interests
Number of major interests | item	3	2
Revenue	$ 1,020.2	$ 844.1
Major Interest One
Interests
Revenue	$ 360.7	$ 203.5
Percentage of revenue (as a percent)	13.00%	12.00%
Major Interest Two
Interests
Percentage of revenue (as a percent)	12.00%	12.00%
Major Interest Three
Interests
Percentage of revenue (as a percent)	10.00%